Shareholder Report, Holdings (Details) - C000049877	Oct. 31, 2024
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Total Long Exposure	62.80%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Total Long Exposure	15.10%
CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Total Long Exposure	9.30%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Total Long Exposure	8.90%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Total Long Exposure	7.00%
CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Total Short Exposure	(4.00%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.00%
AssetLoan Participation Notes
Holdings [Line Items]
Percent of Total Investments	1.90%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	77.20%